Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years 7 months 6 days	16 years 10 months 24 days
Defined contribution plans charges	$ 128	$ 105	$ 97
Benefit obligation [member]
Disclosure of defined benefit plans [line items]
Top four countries, percentage	87.00%
Pension plans [member] | Germany | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Maximum number of years to eliminate shortfall	10 years
Other post-employment benefit plans [member] | Benefit obligation [member]
Disclosure of defined benefit plans [line items]
Associates covered, percentage	99.00%